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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2012

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SPINNAKER CAPITAL LIMITED
Address: 6 GROSVENOR STREET
         LONDON W1K 4DJ
         UNITED KINGDOM

Form 13F File Number:  28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ALEXIS HABIB
Title:   AUTHORIZED SIGNATORY
Phone:   +442079032900

Signature, Place, and Date of Signing:

                                LONDON, ENGLAND, UK
-------------------------- -------------------------- --------------------------
         [Signature]             [City, State]                   [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If  there are no entries in this list, omit this section.]

     Form 13F File Number                 Name

     28-__________________                NONE
     [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:            4
Form 13F Information Table Value Total:        8,395
                                       ----------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.  Form 13F File Number          Name

     1    28-12864                      SPINNAKER ASSET MANAGEMENT - SAM LIMITED

     [Repeat as necessary.]

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
                                                         VALUE (U.S.$ NO. OF SHARES /       INVESTMENT  OTHER
NAME OF ISSUER               TITLE OF CLASS     CUSIP     THOUSANDS)  PRINCIPAL AMOUNT TYPE DISCRETION MANAGERS VOTING AUTHORITY
GRUPO FINANCIERO GALICIA S A SP ADR 10 SH B  399909 10 0        1,146          246,502 SH    DEFINED          1       NONE
ISHARES TR                   MSCI EMERG MKT  464287 23 4        1,022           48,480 CALL  DEFINED          1       NONE
JINKOSOLAR HLDG CO LTD       NOTE 4.000% 5/1 47759T AA 8        2,345            5,000 BOND  DEFINED          1       NONE
YPF SOCIEDAD ANONIMA         SPON ADR CL D   984245 10 0        3,882          314,364 SH    DEFINED          1       NONE